Cover	May 28, 2025
Cover [Abstract]
Entity Registrant Name	SHEFFORD COMPANIES, INC.
Entity Central Index Key	0001997284
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	May 28, 2025
Entity Ex Transition Period	false
Entity File Number	000-1997284
Entity Tax Identification Number	93-3022563
Entity Address Address Line 1	1852 Banking Street
Entity Address Address Line 2	Suite 29551
Entity Address City Or Town	Greensboro
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27408
City Area Code	646
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	330-0977
Entity Incorporation State Country Code	NC